Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment
Piedmont’s real estate assets are depreciated or amortized using the straight-line method over the following useful lives:

Buildings	40 years
Building improvements	5-25 years
Land improvements	20-25 years
Tenant improvements	Shorter of economic life or lease term
Furniture, fixtures, and equipment	3-5 years
Intangible lease assets	Lease term

Schedule of Finite-Lived Intangible Assets by Major Class
Gross intangible assets and liabilities as of December 31, 2012 and 2011, respectively, are as follows (in thousands):

	December 31, 2012	December 31, 2011
Intangible Lease Assets:
Above-Market In-Place Lease Assets	$21,468	$33,687
Absorption Period Costs	$101,217	$164,802
Intangible Lease Origination Costs (included in Deferred Lease Costs)	$116,995	$146,345
Intangible Lease Liabilities (Below-Market In-Place Leases)	$81,736	$113,018

Amortization Of Intangible Lease Costs
For the years ended December 31, 2012, 2011, and 2010, respectively, Piedmont recognized amortization of intangible lease costs as follows (in thousands):

	2012	2011	2010
Amortization expense related to Intangible Lease Origination Costs and Absorption Period Costs	$36,151	$48,013	$34,660
Amortization of Above-Market and Below-Market In-Place Lease intangibles as a net increase to rental revenues	$5,678	$7,065	$5,788

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Net intangible assets and liabilities as of December 31, 2012 will be amortized as follows (in thousands):

	Intangible Lease Assets			Liabilities
	Above-Market In-place Lease Assets	Absorption Period Costs	Intangible Lease Origination Costs	Below-Market In-place Lease Liabilities
For the year ending December 31:
2013	$1,772	$8,292	$9,606	$6,192
2014	1,581	6,897	8,180	5,280
2015	1,480	6,545	7,543	4,769
2016	1,418	6,152	7,124	4,718
2017	770	5,502	6,820	4,685
Thereafter	324	14,012	19,863	15,161
	$7,345	$47,400	$59,136	$40,805

Weighted-Average Amortization Period (in years)	5	8	8	8